Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents (notes 11 and 19)	$ 940,735	$ 685,331
Short-term investments	32,000	10,000
Marketable Securities (notes 11 and 16)	0	22,442
Restricted cash – current (notes 11 and 19)	692	3,673
Accounts receivable, net of allowance of $4.4 million (2024 - $5.3 million)	83,168	83,317
Accrued revenue	52,005	57,605
Bunker and lube oil inventory	29,409	45,990
Asset held for sale (notes 14 and 19)	26,834	0
Prepaid expenses	16,993	12,828
Other current assets (note 6)	15,351	5,873
Total current assets	1,197,187	927,059
Vessels and equipment (note 8)
At cost, less accumulated depreciation of $487.7 million (2024 – $570.9 million)	1,000,483	1,132,109
Operating lease right-of-use assets (note 9)	38,161	52,162
Total vessels and equipment	1,038,644	1,184,271
Investment in and loan to equity-accounted investment (note 5)	0	15,998
Goodwill, intangibles (note 6)	2,426	2,733
Other non-current assets (note 6)	121,813	23,054
Total assets	2,360,070	2,153,115
Current
Accounts payable	20,001	25,706
Accrued liabilities (note 7)	84,663	76,204
Current portion of operating lease liabilities (note 9)	21,107	24,875
Other current liabilities	8,938	5,796
Total current liabilities	134,709	132,581
Long-term operating lease liabilities (note 9)	17,054	28,716
Other long-term liabilities (note 7)	45,704	56,651
Total liabilities	197,467	217,948
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 86,056,804 shares outstanding and 86,056,804 shares issued (2024 – 84,059,952 shares outstanding and 85,163,078 shares issued)) (note 12)	879,562	876,635
Accumulated deficit	(155,033)	(166,872)
Non-controlling interest	1,438,074	1,225,404
Total equity	2,162,603	1,935,167
Total liabilities and equity	2,360,070	2,153,115
Supplemental Balance Sheet Elements [Abstract]
Accounts Receivable, Allowance for Credit Loss	4,400	5,300
Accumulated depreciation	$ 487,700	$ 570,900
Common stock, share authorized (in shares)	725,000,000	725,000,000
Common Stock, Shares, Outstanding	86,056,804	84,059,952
Common stock, share issued (in shares)	86,056,804	85,163,078
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001